Commitments and Contingency - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rental expense incurred	11,890,563	17,429,306	13,374,000
Sublease rental income	5,160,000	430,000